Fair Value Measurements - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Transfers between fair value measurements levels		$ 0	$ 0
Sarcos Corp and Subsidiaries
Transfers between fair value measurements levels	$ 0	$ 0